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                                The Munder Funds
                       Supplement Dated November 15, 2001
                      to Prospectus Dated October 31, 2001
                         Class A, B, C and II Shares of:

   Munder Balanced Fund, Munder Bio(Tech)2 Fund, Munder Digital Economy Fund, Munder International Equity Fund, Munder Large-Cap Growth Fund, Munder Large-Cap
  Value Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund, Munder Multi-Season Growth Fund, Munder Power Plus Fund, Munder Real Estate Equity
Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund,
 Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial
   Services Fund, Munder Framlington Healthcare Fund, and Munder Framlington
                           International Growth Fund

  MERGERS OF MUNDER DIGITAL ECONOMY FUND INTO MUNDER LARGE-CAP GROWTH FUND AND MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND INTO MUNDER LARGE-CAP VALUE
                                      FUND

On November 13, 2001, the Board of Directors of The Munder Funds, Inc. approved the merger of the Munder Digital Economy Fund into the Munder Large-Cap Growth Fund and called for a meeting of the shareholders of both Funds to vote on this merger. In addition, the Boards of Trustees of The Munder Framlington Funds Trust and The Munder Funds Trust approved the merger of the Munder Framlington Global Financial Services Fund into the Munder Large-Cap Value Fund and called for a meeting of the shareholders of the Munder Framlington Global Financial Services Fund to vote on this merger. The meetings of shareholders are expected to occur in the Spring of 2002.

For the Munder Digital Economy Fund and the Munder Framlington Global Financial Services Fund (each, a "Merging Fund"), each merger is being proposed due to one or more of the following factors: a change in market conditions since the launch of the Merging Fund, small asset size, lack of expected asset growth and increasing expense ratios. The Board, which carefully considered the proposal and determined it to be in the best interests of shareholders, believes each merger provides an attractive investment alternative for shareholders with lower expenses, as compared to the Merging Fund.

If the mergers are approved by the shareholders of the applicable Funds, shares of the Munder Digital Economy Fund will be converted on a tax-free basis into shares of the Munder Large-Cap Growth Fund and shares of the Munder Framlington Global Financial Services Fund will be converted on a tax-free basis into shares of the Munder Large-Cap Value Fund, each in amounts based on relative net asset values on the conversion date. Shareholders who wish to exchange or redeem shares of a Fund in a taxable transaction prior to the conversion date may do so in accordance with the normal procedures described in the Prospectus.

  MUNDER DIGITAL ECONOMY FUND AND MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES
                          FUND CLOSED TO NEW INVESTORS

Effective immediately, both the Munder Digital Economy Fund and the Munder Framlington Global Financial Services Fund will be closed to new investors. These Funds will continue to accept additional investments from current shareholders until December 31, 2001.

      SALES CHARGE WAIVERS - QUALIFIED EMPLOYER-SPONSORED RETIREMENT PLANS

The section on p. 71 under the heading "Sales Charge Waivers - Qualified Employer Sponsored Retirement Plans - Qualified Sponsored Retirement Plans and UPI Plans" is replaced with the following:

SUPPROEQABC&II1101

We will waive the initial sales charge on purchases of Class A shares by: (i) employer-sponsored retirement plans that are qualified under Section 401(a) or section 403(b) of the Internal Revenue Code of 1986, as amended (each, a Qualified Employee Benefit Plan) and (1) that invest $1 million or more in Class A shares offered by the Munder Funds, (2) that have at least 75 eligible plan participants or (3) for which certain types of shareholder services are provided to plan participants pursuant to an agreement with the Munder Funds; and (ii) UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for such accounts. These sales charge waivers do not apply to Simplified Employee Pension Plans (SEPs) or Individual Retirement Accounts
(IRAs). Sales charge waivers for Merrill Lynch Plans are described below.

The distributor will pay a commission of up to 1% to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for purchases that meet the above criteria.

                                The Munder Funds
                       Supplement Dated November 15, 2001
                      to Prospectus Dated October 31, 2001
                               Class K Shares of:

   Munder Balanced Fund, Munder Bio(Tech)2 Fund, Munder Digital Economy Fund, Munder Future Technology Fund, Munder Index 500 Fund, Munder International
  Equity Fund, Munder International NetNet Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select
   Fund, Munder Multi-Season Growth Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global
    Financial Services Fund, Munder Framlington Healthcare Fund, Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund,
   Munder International Bond Fund, Munder U.S. Government Income Fund, Munder
    Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money
            Market Fund, and Munder U.S. Treasury Money Market Fund

MERGERS OF MUNDER DIGITAL ECONOMY FUND INTO MUNDER LARGE-CAP GROWTH FUND, MUNDER INTERNATIONAL NETNET FUND INTO MUNDER NETNET FUND AND MUNDER FRAMLINGTON GLOBAL
            FINANCIAL SERVICES FUND INTO MUNDER LARGE-CAP VALUE FUND

On November 13, 2001, the Board of Directors of The Munder Funds, Inc. approved the merger of the Munder Digital Economy Fund into the Munder Large-Cap Growth Fund and called for a meeting of the shareholders of both Funds to vote on this merger. The Board of Directors of The Munder Funds, Inc. also approved the merger of the Munder International NetNet Fund into the Munder NetNet Fund and called for a meeting of the shareholders of the International NetNet Fund to vote on this merger. In addition, the Boards of Trustees of The Munder Framlington Funds Trust and The Munder Funds Trust approved the merger of the Munder Framlington Global Financial Services Fund into the Munder Large-Cap Value Fund and called for a meeting of the shareholders of the Munder Framlington Global Financial Services Fund to vote on this merger. All of the meetings of shareholders are expected to occur in the Spring of 2002.

For the Munder Digital Economy Fund, the Munder International NetNet Fund and the Munder Framlington Global Financial Services Fund (each, a "Merging Fund"), each merger is being proposed due to one or more of the following factors: a change in market conditions since the launch of the Merging Fund, small asset size, lack of expected asset growth and increasing expense ratios. The Board, which carefully considered the proposal and determined it to be in the best interests of shareholders, believes each merger provides an attractive investment alternative for shareholders with lower expenses, as compared to the Merging Fund.

If the mergers are approved by the shareholders of the applicable Funds, shares of the Munder Digital Economy Fund will be converted on a tax-free basis into shares of the Munder Large-Cap Growth Fund, shares of the Munder International NetNet Fund will be converted on a tax-free basis into shares of the Munder NetNet Fund and shares of the Munder Framlington Global Financial Services Fund will be converted on a tax-free basis into shares of the Munder Large-Cap Value Fund, each in amounts based on relative net asset values on the conversion date. Shareholders who wish to exchange or redeem shares of a Fund in a taxable transaction prior to the conversion date may do so in accordance with the normal procedures described in the Prospectus.

        MUNDER DIGITAL ECONOMY FUND, MUNDER INTERNATIONAL NETNET FUND AND MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND CLOSED TO NEW INVESTORS

Effective immediately, each of the Munder Digital Economy Fund, the Munder International NetNet Fund and the Munder Framlington Global Financial Services Fund will be closed to new investors. These Funds will continue to accept additional investments from current shareholders until December 31, 2001.

SUPPROK1101

                                The Munder Funds
                       Supplement Dated November 15, 2001
                      to Prospectus Dated October 31, 2001
                               Class Y Shares of:

   Munder Balanced Fund, Munder Bio(Tech)2 Fund, Munder Digital Economy Fund,
    Munder Future Technology Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value
     Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder
 Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small
     Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund,
  Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund, and Munder U.S. Treasury Money Market
                                      Fund

MERGERS OF MUNDER DIGITAL ECONOMY FUND INTO MUNDER LARGE-CAP GROWTH FUND, MUNDER INTERNATIONAL NETNET FUND INTO MUNDER NETNET FUND AND MUNDER FRAMLINGTON GLOBAL
            FINANCIAL SERVICES FUND INTO MUNDER LARGE-CAP VALUE FUND

On November 13, 2001, the Board of Directors of The Munder Funds, Inc. approved the merger of the Munder Digital Economy Fund into the Munder Large-Cap Growth Fund and called for a meeting of the shareholders of both Funds to vote on this merger. The Board of Directors of The Munder Funds, Inc. also approved the merger of the Munder International NetNet Fund into the Munder NetNet Fund and called for a meeting of the shareholders of the International NetNet Fund to vote on this merger. In addition, the Boards of Trustees of The Munder Framlington Funds Trust and The Munder Funds Trust approved the merger of the Munder Framlington Global Financial Services Fund into the Munder Large-Cap Value Fund and called for a meeting of the shareholders of the Munder Framlington Global Financial Services Fund to vote on this merger. All of the meetings of shareholders are expected to occur in the Spring of 2002.

For the Munder Digital Economy Fund, the Munder International NetNet Fund and the Munder Framlington Global Financial Services Fund (each, a "Merging Fund"), each merger is being proposed due to one or more of the following factors: a change in market conditions since the launch of the Merging Fund, small asset size, lack of expected asset growth and increasing expense ratios. The Board, which carefully considered the proposal and determined it to be in the best interests of shareholders, believes each merger provides an attractive investment alternative for shareholders with lower expenses, as compared to the Merging Fund.

If the mergers are approved by the shareholders of the applicable Funds, shares of the Munder Digital Economy Fund will be converted on a tax-free basis into shares of the Munder Large-Cap Growth Fund, shares of the Munder International NetNet Fund will be converted on a tax-free basis into shares of the Munder NetNet Fund and shares of the Munder Framlington Global Financial Services Fund will be converted on a tax-free basis into shares of the Munder Large-Cap Value Fund, each in amounts based on relative net asset values on the conversion date. Shareholders who wish to exchange or redeem shares of a Fund in a taxable transaction prior to the conversion date may do so in accordance with the normal procedures described in the Prospectus.

        MUNDER DIGITAL ECONOMY FUND, MUNDER INTERNATIONAL NETNET FUND AND MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES FUND CLOSED TO NEW INVESTORS

Effective immediately, each of the Munder Digital Economy Fund, the Munder International NetNet Fund and the Munder Framlington Global Financial Services Fund will be closed to new investors. These Funds will continue to accept additional investments from current shareholders until December 31, 2001.

SUPPROY1101